PREFERRED SHARES - Summary of roll forward of carrying amounts of mezzanine equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Temporary Equity [Line Items]
Beginning balance	¥ 644,043		¥ 368,546	¥ 157,200
Accretion to redemption value	307,389	$ 43,005	135,545	58,763
Ending balance	1,425,485	199,432	644,043	368,546
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Beginning balance	235,681		54,059
Issuance of shares to investors				152,583
Accretion to redemption value	36,952		29,038
Ending balance	272,633	38,143	235,681	54,059
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Beginning balance	205,723
Accretion to redemption value	111,041		43,818	¥ 4,704
Ending balance	316,765	44,317	205,723
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Beginning balance	202,639
Issuance of shares to investors			139,952
Accretion to redemption value	33,681		62,689
Ending balance	236,320	33,062	¥ 202,639
Series C2 Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Issuance of shares to investors	474,053
Accretion to redemption value	125,715
Ending balance	¥ 599,767	$ 83,910